Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Organizational costs/Startup expenses	$ 243,656	$ 39,442
Federal net operating loss	0	31,932
Total deferred tax assets	243,656	71,374
Valuation allowance	(243,656)	(71,374)
Deferred tax asset, net of allowance	$ 0	$ 0